VIA EDGAR

__________________________________________

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA QNY

File No. 811-07793, CIK: 0001021447

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA QNY, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 31, 2007, AEGON/Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Assistant Vice President
Transamerica Financial Life Insurance Company